Net Interest Income Details of interest expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Interest expense [Abstract]
Interest on deposits due to customers	₩ 2,380,263		₩ 2,547,142	₩ 2,888,529
Interest on borrowings	238,212		215,240	216,743
Interest on debentures	638,653		619,255	707,772
Interest expense on others	72,909		111,131	123,291
Total	₩ 3,330,037	$ 3,119,707	₩ 3,492,768	₩ 3,936,335